Payables and Other Current Liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Payables [Line Items]
Debt for spectrum acquisition	€ 251	€ 172
Current government grants	16	15
Pending payments of other current non-financial non-trade payables	49
Telefónica México | Spectrum swap | Service concession arrangements and licenses
Trade And Other Payables [Line Items]
Debt for spectrum acquisition	79	72
Telefónica México | 1900 Mhz Spectrum Licenses | Service concession arrangements and licenses
Trade And Other Payables [Line Items]
Debt for spectrum acquisition	107
Telefónica Brazil | Spectrum swap | Service concession arrangements and licenses
Trade And Other Payables [Line Items]
Debt for spectrum acquisition		36
Fundación Telefónica
Trade And Other Payables [Line Items]
Outstanding commitments made by entity, related party transactions	€ 325	€ 145
Telefonica, S.A.
Trade And Other Payables [Line Items]
Weighted average maturity period	49 days	53 days